Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Breakdown of Cash and Cash Equivalents
The following table presents a breakdown for cash and cash equivalents.

	At December 31,
(€ thousands)	2025	2024
Cash on hand	1,667	2,465
Bank balances	218,454	216,665
Total cash and cash equivalents	220,121	219,130